Accrued Expenses and Other Payable (Tables)	12 Months Ended
Mar. 31, 2019
Successor [Member]
Schedule of Accrued Expenses and Other Payable	As of March 31, 2019 and 2018, accrued expenses and other payable consisted of the following:
	As of March 31,
	2019	2018

Accrued payroll	$61,095	$45,348
Other payable	47,220	35,616
	$108,315	$80,964